Right-of-use assets and lease liabilities - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Leases [Abstract]
Operating lease, liability, increase	€ 30.5
Increase (decrease) in cash flow from lease payments	€ 85.0
Operating lease, term of contract	70 years